United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of Registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Nicholas Adams, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2023

Item 1. Reports to Stockholders.

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Semi-Annual Report » 6.30.23

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Table of Contents

June 30, 2023

Small Company Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3
Large Company Fund
Portfolio of Investments Summary Table	7
Portfolio of Investments	8
Balanced Fund
Portfolio of Investments Summary Table	11
Portfolio of Investments	12
Government Bond Fund
Portfolio of Investments Summary Table	17
Portfolio of Investments	18
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Tactical Opportunity Fund
Portfolio of Investments Summary Table	27
Portfolio of Investments	28
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	40
Shareholder Expense Example	52
Board of Trustees and Trust Officers	53
Board Review of Advisory Contract	55
Additional Information	57
Glossary of Terms	58

Semi-Annual Report » June 30, 2023

Portfolio of Investments Summary Table

WesMark Small Company Fund*	June 30, 2023 (Unaudited)

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	87.9%
SHORT TERM INVESTMENTS(2)	8.0%
EXCHANGE TRADED FUNDS (ETF)	4.8%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.7%
TOTAL NET ASSETS	100.0%

As of June 30, 2023, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	22.2%
Information Technology	14.8%
Financials	13.7%
Health Care	11.9%
Energy	5.6%
Exchange Traded Funds	4.8%
Consumer, Cyclical	5.5%
Consumer Discretionary	3.6%
Consumer Staples	3.3%
Materials	2.1%
Communication Services	1.5%
Consumer, Non-cyclical	2.0%
Utilities	0.7%
Communications	0.5%
Real Estate	0.5%
Equity Portfolio Sub-Total	92.7%
Short Term Investments(2)	8.0%
Other Assets and Liabilities - Net(3)	-0.7%
Total Net Assets	100.0%

*	Prior to July 23, 2021, the WesMark Small Company Fund was known as the WesMark Small Company Growth Fund.
(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s advisor.

2	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Small Company Fund

Shares		Value
COMMON STOCKS-87.9%
COMMUNICATION SERVICES-1.5%
	Software-0.3%
105,929	Planet Labs PBC(1)	$341,091

	Telecommunications-1.2%
47,527	Extreme Networks, Inc.(1)	1,238,078

TOTAL COMMUNICATION SERVICES		1,579,169

COMMUNICATIONS-0.5%
	Internet-0.5%
7,446	Ziff Davis, Inc.(1)	521,667

TOTAL COMMUNICATIONS		521,667

CONSUMER, CYCLICAL-5.5%
	Apparel-0.6%
6,535	Oxford Industries, Inc.	643,175

	Food Service-1.0%
54,313	Sovos Brands, Inc.(1)	1,062,362

	Retail-3.9%
41,381	Bloomin’ Brands, Inc.	1,112,735
10,477	Dine Brands Global, Inc.	607,980
22,985	Dutch Bros, Inc., Class A(1)	653,923
29,032	Wendy’s Co.	631,446
4,908	Wingstop, Inc.	982,385
		3,988,469
TOTAL CONSUMER, CYCLICAL		5,694,006

CONSUMER DISCRETIONARY-3.6%
	Automotive Retail-1.7%
5,222	Advance Auto Parts, Inc.	367,107
4,298	Lithia Motors, Inc., Class A	1,307,065
		1,674,172
	Consumer Electronics-0.6%
36,039	Sonos, Inc.(1)	588,517

	Home Furnishings-0.5%
19,799	Lovesac Co.(1)	533,583

Shares		Value
	Retail-0.8%
48,699	First Watch Restaurant Group, Inc.(1)	$823,013

TOTAL CONSUMER DISCRETIONARY		3,619,285

CONSUMER STAPLES-3.3%
	Agriculture-0.8%
17,479	Andersons, Inc.	806,656

	Food-1.0%
38,721	Hostess Brands, Inc.(1)	980,416

	Food Retail-1.0%
26,538	Sprouts Farmers Market, Inc.(1)	974,741

	Packaged Foods & Meats-0.5%
13,146	Simply Good Foods Co.(1)	481,012

TOTAL CONSUMER STAPLES		3,242,825

CONSUMER, NON-CYCLICAL-2.0%
	Commercial Services-0.6%
26,456	Hackett Group, Inc.	591,292

	Cosmetics/Personal Care-1.0%
8,824	elf Beauty, Inc.(1)	1,007,966

	Pharmaceuticals-0.4%
17,655	Organon & Co.	367,401

TOTAL CONSUMER, NON-CYCLICAL		1,966,659

ENERGY-5.6%
	Oil & Gas Equipment & Services-1.3%
42,571	ChampionX Corp.	1,321,404

	Oil&Gas-4.3%
14,678	Civitas Resources, Inc.	1,018,213
120,249	Comstock Resources, Inc.	1,394,888
24,403	Magnolia Oil & Gas Corp., Class A	510,023
20,494	Matador Resources Co.	1,072,246
11,144	SilverBow Resources, Inc.(1)	324,513
		4,319,883
TOTAL ENERGY		5,641,287

Semi-Annual Report | June 30, 2023	3

Portfolio of Investments
WesMark Small Company Fund	June 30, 2023 (Unaudited)

Shares		Value
FINANCIALS- 13.7%
	Asset Management & Custody Banks-0.9%
28,962	Victory Capital Holdings, Inc., Class A	$913,461

	Insurance-0.9%
14,009	Jackson Financial, Inc., Class A	428,815
9,570	Kemper Corp.	461,848
		890,663
	Investment Banking & Brokerage-3.4%
58,128	Stifel Financial Corp.	3,468,498

	Regional Banks-8.0%
27,827	Ameris Bancorp	951,962
43,763	Atlantic Union Bankshares Corp.	1,135,650
32,613	BankUnited, Inc.	702,810
16,169	Banner Corp.	706,100
60,752	Cadence Bank	1,193,169
19,611	Community Bank System, Inc.	919,364
60,108	First Bancorp/Southern Pines, NC	1,788,213
52,504	Old National Bancorp	731,906
		8,129,174
	REITS-0.5%
46,985	Sabra Health Care REIT, Inc.	553,013

TOTAL FINANCIALS		13,954,809

HEALTH CARE-11.9%
	Biotechnology-0.2%
11,798	Avid Bioservices, Inc.(1)	164,818

	Commercial Services-0.3%
7,638	Progyny, Inc.(1)	300,479

	Health Care Distributors-1.3%
38,036	Patterson Cos., Inc.	1,265,077

	Health Care Equipment-1.0%
6,525	AtriCure, Inc.(1)	322,074
17,153	Integra LifeSciences Holdings Corp.(1)	705,503
		1,027,577
	Health Care Supplies-1.0%
44,496	Neogen Corp.(1)	967,788

	Healthcare-Products-0.6%
6,918	Integer Holdings Corp.(1)	613,004

Shares		Value
	Healthcare-Services-2.7%
38,507	Enhabit, Inc.(1)	$442,831
37,733	Select Medical Holdings Corp.	1,202,173
25,663	Surgery Partners, Inc.(1)	1,154,578
		2,799,582
	Internet-0.2%
16,531	OptimizeRx Corp.(1)	236,228

	Life Sciences Tools & Services-2.3%
55,190	Syneos Health, Inc.(1)	2,325,707

	Pharmaceuticals-2.3%
23,152	Corcept Therapeutics, Inc.(1)	515,132
108,456	Elanco Animal Health, Inc.(1)	1,091,067
11,109	Prestige Brands Holdings, Inc.(1)	660,208
		2,266,407
TOTAL HEALTH CARE		11,966,667

INDUSTRIALS-22.2%
	Aerospace & Defense-3.7%
37,592	AerSale Corp.(1)	552,602
29,619	Moog, Inc., Class A	3,211,588
		3,764,190
	Building Materials-1.7%
8,797	Armstrong World Industries, Inc.	646,228
18,028	Gibraltar Industries, Inc.(1)	1,134,322
		1,780,550
	Building Products-2.0%
21,893	AAON, Inc.	2,075,675

	Commercial Services-1.0%
8,808	AMN Healthcare Services, Inc.(1)	961,129

	Construction & Engineering-5.7%
28,922	Granite Construction, Inc.	1,150,517
23,524	Quanta Services, Inc.	4,621,290
		5,771,807
	Construction Machinery & Heavy Trucks-1.8%
83,726	Shyft Group, Inc.	1,846,996

	Electronics-1.4%
63,250	Celestica, Inc.(1)	917,125
38,320	TTM Technologies, Inc.(1)	532,648
		1,449,773

4	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Small Company Fund

Shares		Value
	Industrials-1.6%
32,945	Korn Ferry	$1,632,095

	Machinery-Constr&Mining-0.8%
19,274	Argan, Inc.	759,588

	Machinery-Diversified-2.1%
14,705	Applied Industrial Technologies, Inc.	2,129,725

	Miscellaneous Manufactur-0.4%
18,947	Myers Industries, Inc.	368,140

TOTAL INDUSTRIALS		22,539,668

INFORMATION TECHNOLOGY-14.8%
	Application Software-2.4%
81,254	Box, Inc., Class A(1)	2,387,243

	Data Processing & Outsourced Services-0.8%
35,947	I3 Verticals, Inc., Class A(1)	821,748

	Electronic Components-0.5%
30,661	Knowles Corp.(1)	553,738

	Electronic Equipment & Instruments-1.6%
13,427	OSI Systems, Inc.(1)	1,582,103

	IT Consulting & Other Services-1.4%
12,363	Science Applications International Corp.	1,390,590

	Semiconductors-0.3%
4,022	Ambarella, Inc.(1)	336,521

	Software-2.0%
31,328	Evolent Health, Inc., Class A(1)	949,238
69,712	Olo, Inc.(1)	450,340
49,238	SentinelOne, Inc., Class A(1)	743,494
		2,143,072
	Systems Software-3.9%
8,728	Qualys, Inc.(1)	1,127,396
106,208	Varonis Systems, Inc.(1)	2,830,443
		3,957,839

Shares		Value
	Technology Hardware, Storage & Peripherals-
	1.9%
53,383	Pure Storage, Inc., Class A(1)	$1,965,562

TOTAL INFORMATION TECHNOLOGY		15,138,416

MATERIALS-2.1%
	Chemicals-0.9%
12,450	Hawkins, Inc.	593,741
4,400	HB Fuller Co.	314,644
		908,385
	Packaging&Containers-0.7%
9,839	Greif, Inc., Class A	677,809

	Steel-0.5%
9,682	Carpenter Technology Corp.	543,451

TOTAL MATERIALS		2,129,645

REAL ESTATE-0.5%
	REITS-0.5%
34,937	Physicians Realty Trust	488,769

TOTAL REAL ESTATE		488,769

UTILITIES-0.7%
	Electric-0.7%
8,547	Otter Tail Corp.	674,871

TOTAL UTILITIES		674,871

TOTAL COMMON STOCKS
(Cost $61,717,964)		89,157,743

EXCHANGE TRADED FUNDS-4.8%
48,476	iShares® Core S&P Small-Cap® ETF	4,830,633

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,613,430)		4,830,633

SHORT TERM INVESTMENTS-8.0%
	Mutual Funds-8.0%
8,079,307	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	8,079,307

Semi-Annual Report | June 30, 2023	5

Portfolio of Investments
WesMark Small Company Fund	June 30, 2023 (Unaudited)

Shares	Value
TOTAL SHORT TERM INVESTMENTS
(Cost $8,079,307)	$8,079,307

TOTAL INVESTMENTS-100.7%
(Cost $74,410,701)	102,067,683
OTHER ASSETS AND LIABILITIES-NET(2)-(0.7)%	(718,005)
NET ASSETS-100.0%	$101,349,678

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2023.

See Notes to Financial Statements which are an integral part of the Financial Statements.

6	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2023 (Unaudited)	WesMark Large Company Fund*

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	97.5%
SHORT TERM INVESTMENTS(2)	3.5%
OTHER ASSETS AND LIABILITIES - NET(3)	-1.0%
TOTAL NET ASSETS	100.0%

As of June 30, 2023, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology(5)	35.4%
Health Care	18.1%
Consumer Discretionary	10.5%
Industrials	10.3%
Financials	8.1%
Consumer Staples	6.4%
Energy	4.4%
Materials	1.5%
Utilities	1.4%
Consumer, Non-cyclical	0.8%
Consumer, Cyclical	0.6%
Equity Portfolio Sub-Total	97.5%
Short Term Investments(2)	3.5%
Other Assets and Liabilities - Net(3)	-1.0%
Total Net Assets	100.0%

*	Prior to July 23, 2021, the WesMark Large Company Fund was known as the WesMark Growth Fund.
(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s advisor.
(5)	As of June 30, 2023, the Fund had a significant portion of its assets invested in the Information Technology sector. The Information Technology sector may be impacted by the perfromance of the overall eceonomy, interest rates, competition, and consumer spending.

Semi-Annual Report | June 30, 2023	7

Portfolio of Investments
WesMark Large Company Fund	June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS-97.5%
CONSUMER, CYCLICAL-0.6%
	Retail-0.6%
4,617	Lululemon Athletica, Inc.(1)	$1,747,535

TOTAL CONSUMER, CYCLICAL		1,747,535

CONSUMER DISCRETIONARY-10.5%
	Distribution/Wholesale-0.5%
28,352	LKQ Corp.	1,652,071

	General Merchandise Stores-0.9%
7,151	Dollar Tree, Inc.(1)	1,026,169
14,849	Target Corp.	1,958,583
		2,984,752
	Home Improvement Retail-2.6%
25,500	Home Depot, Inc.	7,921,320

	Internet & Direct Marketing Retail-4.9%
116,093	Amazon.com, Inc.(1)	15,133,883

	Restaurants-1.3%
765	Chipotle Mexican Grill, Inc.(1)	1,636,335
32,820	Restaurant Brands International, Inc.	2,544,206
		4,180,541
	Retail-0.3%
4,088	Tractor Supply Co.	903,857

TOTAL CONSUMER DISCRETIONARY		32,776,424

CONSUMER STAPLES-6.4%
	Agricultural Products-0.2%
8,622	Archer-Daniels-Midland Co.	651,478

	Distillers & Vintners-2.4%
29,956	Constellation Brands, Inc., Class A	7,373,070

	Food & Staples Retailing-0.5%
25,868	BJ’s Wholesale Club Holdings, Inc.(1)	1,629,943

	Household Products-2.1%
42,664	Procter & Gamble Co.	6,473,835

Shares		Value
	Packaged Foods & Meats-1.2%
52,742	Mondelez International, Inc., Class A	$3,847,001

TOTAL CONSUMER STAPLES		19,975,327

CONSUMER, NON-CYCLICAL-0.8%
	Beverages-0.5%
48,058	Keurig Dr Pepper, Inc.	1,502,774

	Commercial Services-0.3%
3,747	Verisk Analytics, Inc.	846,934

TOTAL CONSUMER, NON-CYCLICAL		2,349,708

ENERGY-4.4%
	Energy-Alternate Sources-0.2%
4,565	Enphase Energy, Inc.(1)	764,546

	Oil & Gas Exploration & Production-2.7%
53,642	ConocoPhillips	5,557,848
33,109	Devon Energy Corp.	1,600,489
9,479	Diamondback Energy, Inc.	1,245,161
		8,403,498
	Oil, Gas & Consumable Fuels-1.5%
42,626	Exxon Mobil Corp.	4,571,639

TOTAL ENERGY		13,739,683

FINANCIALS-8.1%
	Asset Management & Custody Banks-2.6%
11,770	BlackRock, Inc.	8,134,718

	Banks-1.2%
129,734	Bank of America Corp.	3,722,068

	Diversified Banks-1.6%
33,130	JP Morgan Chase & Co.	4,818,427

	Insurance-0.3%
4,599	Marsh & McLennan Cos., Inc.	864,980

	Investment Banking & Brokerage-2.1%
9,747	The Goldman Sachs Group, Inc.	3,143,797
39,614	Morgan Stanley	3,383,036
		6,526,833

8	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Large Company Fund

Shares		Value
	Regional Banks-0.3%
34,296	Fifth Third Bancorp	$898,898

TOTAL FINANCIALS		24,965,924

HEALTH CARE-18.1%
	Biotechnology-3.3%
29,978	AbbVie, Inc.	4,038,937
23,491	Amgen, Inc.	5,215,472
2,196	Vertex Pharmaceuticals, Inc.(1)	772,794
		10,027,203
	Health Care Equipment-2.5%
71,604	Abbott Laboratories	7,806,268

	Life Sciences Tools & Services-3.5%
14,514	IQVIA Holdings, Inc.(1)	3,262,312
13,979	Thermo Fisher Scientific, Inc.	7,293,543
		10,555,855
	Managed Health Care-2.9%
18,579	UnitedHealth Group, Inc.	8,929,811

	Pharmaceuticals-5.9%
10,437	Cigna Group	2,928,622
19,288	Johnson & Johnson	3,192,550
55,904	Merck & Co., Inc.	6,450,763
34,468	Zoetis, Inc.	5,935,734
		18,507,669
TOTAL HEALTH CARE		55,826,806

INDUSTRIALS-10.3%
	Aerospace & Defense-3.1%
72,352	Raytheon Technologies Corp.	7,087,602
34,387	Textron, Inc.	2,325,593
		9,413,195
	Air Freight & Logistics-0.5%
5,959	FedEx Corp.	1,477,236

	Construction & Farm Machinery & Heavy Trucks-
	0.7%
5,239	Deere & Co.	2,122,790

	Construction Machinery & Heavy Equipment-
	0.3%
3,703	Cummins, Inc.	907,827

Shares		Value
	Electronics-0.4%
17,642	Fortive Corp.	$1,319,092

	Engineering & Construction-1.2%
29,946	Jacobs Solutions, Inc.	3,560,280

	Engineering&Construction-0.5%
18,093	AECOM	1,532,296

	Industrial Conglomerates-1.5%
9,822	Roper Technologies, Inc.	4,722,418

	Industrial Machinery-1.8%
13,905	Parker-Hannifin Corp.	5,423,506

	Internet-0.3%
20,280	Uber Technologies, Inc.(1)	875,488

TOTAL INDUSTRIALS		31,354,128

INFORMATION TECHNOLOGY-35.4%
	Application Software-2.6%
4,736	Adobe, Inc.(1)	2,315,857
28,090	Salesforce, Inc.(1)	5,934,293
		8,250,150
	Communication Services-1.2%
40,000	Walt Disney Co.(1)	3,571,200

	Communications Equipment-8.5%
127,203	Apple, Inc.	24,673,566
10,662	F5 Networks, Inc.(1)	1,559,424
		26,232,990
	Computers-0.6%
11,632	Crowdstrike Holdings, Inc., Class A(1)	1,708,392

	Data Processing & Outsourced Services-4.0%
25,662	Mastercard, Inc., Class A	10,092,865
31,251	PayPal Holdings, Inc.(1)	2,085,379
		12,178,244
	Internet Software & Services-4.0%
103,260	Alphabet, Inc., Class A(1)	12,360,222

	IT Consulting & Other Services-2.1%
20,626	Accenture PLC, Class A	6,364,771

	Semiconductors-5.9%
27,068	Advanced Micro Devices, Inc.(1)	3,083,316

Semi-Annual Report | June 30, 2023	9

Portfolio of Investments
WesMark Large Company Fund	June 30, 2023 (Unaudited)

Shares		Value
11,900	Broadcom, Inc.	$10,322,417
17,092	Marvell Technology Group, Ltd.	1,021,760
42,031	ON Semiconductor Corp.(1)	3,975,292
		18,402,785
	Systems Software-6.5%
45,380	Microsoft Corp.	15,453,705
37,879	Oracle Corp.	4,511,010
		19,964,715
TOTAL INFORMATION TECHNOLOGY		109,033,469

MATERIALS-1.5%
	Specialty Chemicals-1.5%
31,455	PPG Industries, Inc.	4,664,777

TOTAL MATERIALS		4,664,777

UTILITIES-1.4%
	Electric-0.8%
120,998	AES Corp.	2,508,289

	Multi-Utilities-0.6%
38,663	Dominion Energy, Inc.	2,002,357

TOTAL UTILITIES		4,510,646

TOTAL COMMON STOCKS
(Cost $132,906,851)		300,944,427

SHORT TERM INVESTMENTS-3.5%
	Mutual Funds-3.5%
10,764,208	Federated Hermes Government
	Obligations Fund, Premier
	Class, 7-Day Yield 4.670% (at
	net asset value)	10,764,208

TOTAL SHORT TERM INVESTMENTS
(Cost $10,764,208)		10,764,208

TOTAL INVESTMENTS-101.0%
(Cost $143,671,059)		311,708,635
OTHER ASSETS AND LIABILITIES-NET(2)-(1.0)%		(2,980,418)
NET ASSETS-100.0%		$308,728,217

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of
net assets as of June 30, 2023.

See Notes to Financial Statements which are an integral part of the Financial Statements.

10	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2023 (Unaudited)	WesMark Balanced Fund

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	57.8%
CORPORATE BONDS	21.8%
U.S. GOVERNMENT AGENCY SECURITIES	6.7%
U.S. GOVERNMENT AGENCY - MORTGAGE-
BACKED SECURITIES	3.1%
TAXABLE MUNICIPAL BONDS	2.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES	1.4%
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS	0.6%
FIXED INCOME PORTFOLIO SUB-TOTAL	36.1%
SHORT TERM INVESTMENTS(2)	6.7%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.6%
TOTAL NET ASSETS	100.0%

As of June 30, 2023, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	12.2%
Information Technology	11.9%
Financials	8.1%
Consumer Staples	6.8%
Industrials	6.1%
Consumer Discretionary	4.8%
Energy	4.3%
Telecommunication Services	1.3%
Utilities	1.1%
Materials	0.7%
Basic Materials	0.3%
Real Estate	0.2%
Equity Portfolio Sub-Total	57.8%
Corporate Bonds	21.8%
U.S. Government Agencies (Combined)	10.4%
Taxable Municipal Bonds	2.5%
Commercial Mortgage-Backed Securities	1.4%
Fixed Income Portfolio Sub-Total	36.1%
Short Term Investments(2)	6.7%
Other Assets and Liabilities - Net(3)	-0.6%
Total Net Assets	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s advisor.

Semi-Annual Report | June 30, 2023	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-57.8%
BASIC MATERIALS-0.3%
	Chemicals-0.3%
2,907	RPM International, Inc.	$260,845

TOTAL BASIC MATERIALS		260,845

CONSUMER DISCRETIONARY-4.8%
	Automobile Manufacturers-0.6%
39,570	Ford Motor Co.	598,694

	General Merchandise Stores-1.7%
12,954	Target Corp.	1,708,633

	Home Improvement Retail-1.8%
7,773	Lowe’s Cos, Inc.	1,754,366

	Restaurants-0.5%
1,687	McDonald’s Corp.	503,418

	Specialty Stores-0.2%
1,814	Dick’s Sporting Goods, Inc.	239,793

TOTAL CONSUMER DISCRETIONARY		4,804,904

CONSUMER STAPLES-6.8%
	Food Distributors-1.1%
14,902	Sysco Corp.	1,105,728

	Hypermarkets & Super Centers-1.0%
6,329	Walmart, Inc.	994,792

	Packaged Foods & Meats-1.9%
25,000	General Mills, Inc.	1,917,500

	Soft Drinks-2.8%
14,886	PepsiCo, Inc.	2,757,185

TOTAL CONSUMER STAPLES		6,775,205

ENERGY-4.3%
	Integrated Oil & Gas-3.5%
21,913	Chevron Corp.	3,448,011

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-0.2%
2,099	EOG Resources, Inc.	$240,210

	Oil & Gas Refining & Marketing-0.6%
5,117	Valero Energy Corp.	600,224

TOTAL ENERGY		4,288,445

FINANCIALS-8.1%
	Asset Management & Custody Banks-1.1%
15,471	State Street Corp.	1,132,168

	Consumer Finance-1.1%
9,390	Discover Financial Services	1,097,221

	Diversified Banks-3.5%
13,409	JPMorgan Chase & Co.	1,950,205
44,009	US Bancorp	1,454,057
		3,404,262
	Investment Banking & Brokerage-1.2%
3,805	The Goldman Sachs Group, Inc.	1,227,265

	Regional Banks-1.0%
8,000	PNC Financial Services Group, Inc.	1,007,600

	REITS-0.2%
3,500	Realty Income Corp.	209,265

TOTAL FINANCIALS		8,077,781

HEALTH CARE-12.2%
	Biotechnology-3.4%
24,760	AbbVie, Inc.	3,335,915

	Health Care Services-2.1%
30,000	CVS Health Corp.	2,073,900

	Pharmaceuticals-6.7%
1,444	Cigna Group	405,186
5,145	Eli Lilly & Co.	2,412,902
17,956	Merck & Co., Inc.	2,071,943
47,725	Pfizer, Inc.	1,750,553
		6,640,584
TOTAL HEALTH CARE		12,050,399

12	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
INDUSTRIALS-6.1%
	Air Freight & Logistics-1.7%
9,508	United Parcel Service, Inc., Class B	$1,704,309

	Construction & Farm Machinery & Heavy Trucks-
	0.2%
519	Deere & Co.	210,294

	Construction Machinery & Heavy Equipment-
	2.2%
8,825	Caterpillar, Inc.	2,171,391

	Electrical Components & Equipment-2.0%
22,000	Emerson Electric Co.	1,988,580

TOTAL INDUSTRIALS		6,074,574

INFORMATION TECHNOLOGY-11.9%
	Communications Equipment-8.8%
29,567	Apple, Inc.	5,735,111
58,222	Cisco Systems, Inc.	3,012,406
		8,747,517
	Semiconductors-3.1%
3,432	Analog Devices, Inc.	668,588
13,545	Texas Instruments, Inc.	2,438,371
		3,106,959
TOTAL INFORMATION TECHNOLOGY		11,854,476

MATERIALS- 0.7%
	Industrial Gases-0.7%
2,326	Air Products & Chemicals, Inc.	696,707

TOTAL MATERIALS		696,707

REAL ESTATE-0.2%
	Specialized REITS-0.2%
5,408	CubeSmart REIT	241,521

TOTAL REAL ESTATE		241,521

TELECOMMUNICATION SERVICES-1.3%
	Integrated Telecommunication Services-1.3%
34,594	Verizon Communications, Inc.	1,286,551

TOTAL TELECOMMUNICATION SERVICES		1,286,551

Shares/Principal Amount		Value
UTILITIES-1.1%
	Electric Utilities-0.9%
9,886	Duke Energy Corp.	$887,170

	Multi-Utilities-0.2%
4,599	Dominion Energy, Inc.	238,182

TOTAL UTILITIES		1,125,352

TOTAL COMMON STOCKS
(Cost $31,156,173)		57,536,760

CORPORATE BONDS-21.8%
	Auto Manufacturers-0.4%
$550,000	American Honda Finance Corp.,
	1.800%, 1/13/2031	446,491

	Banks-1.5%
500,000	Fifth Third Bank NA, 3.850%,
	3/15/2026	461,696
500,000	Goldman Sachs Group, Inc., 1D US
	SOFR + 0.798%, 3/9/2027(1)	447,002
500,000	Morgan Stanley, 1D US SOFR +
	0.525%, 5/30/2025(1)	475,131
150,000	PNC Bank NA, 2.700%, 10/22/2029	125,477
		1,509,306
	Beverages-0.5%
500,000	Anheuser-Busch InBev Worldwide,
	Inc., 4.900%, 1/23/2031	508,628

	Chemicals-0.5%
500,000	PPG Industries, Inc., 1.200%,
	3/15/2026	448,173

	Commercial Services-1.0%
500,000	PayPal Holdings, Inc., 2.650%,
	10/1/2026	464,818
500,000	PayPal Holdings, Inc., 4.400%,
	6/1/2032	481,963
		946,781
	Diversified Financial Services-1.5%
500,000	American Express Co., 3.400%,
	2/22/2024	492,668
500,000	American Express Co., 1D US SOFR +
	1.835%, 5/1/2034(1)	489,323
250,000	BlackRock, Inc., 2.400%, 4/30/2030	216,622

Semi-Annual Report | June 30, 2023	13

Portfolio of Investments
WesMark Balanced Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
$250,000	Legg Mason, Inc., 4.750%,
	3/15/2026	$246,966
		1,445,579
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	918,033

	Electric-2.4%
500,000	CenterPoint Energy Houston Electric
	LLC, 4.450%, 10/1/2032	480,985
500,000	Duke Energy Corp., 4.300%,
	3/15/2028	480,687
500,000	NextEra Energy Capital Holdings,
	Inc., 3.550%, 5/1/2027	471,385
500,000	NextEra Energy Capital Holdings,
	Inc., 5.000%, 7/15/2032	493,548
500,000	Wisconsin Electric Power Co.,
	4.750%, 9/30/2032	489,889
		2,416,494
	Electronics-0.7%
500,000	Honeywell International, Inc.,
	4.500%, 1/15/2034	489,391
175,000	Honeywell International, Inc.,
	5.700%, 3/15/2037	187,191
		676,582
	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%,
	3/15/2025	481,332
500,000	Waste Management, Inc., 3.500%,
	5/15/2024	491,314
		972,646
	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr.
	Unsecured Notes, 3.350%,
	7/31/2024	813,721

	Insurance-1.7%
500,000	Berkshire Hathaway Finance Corp.,
	2.875%, 3/15/2032	440,573
400,000	Marsh & McLennan Cos., Inc.,
	2.375%, 12/15/2031	326,342
500,000	Progressive Corp., 4.950%,
	6/15/2033	496,158
500,000	Prudential Financial, Inc., 1.500%,
	3/10/2026	456,994
		1,720,067

Shares/Principal Amount		Value
	Internet-0.2%
$250,000	Expedia Group, Inc., 3.800%,
	2/15/2028	$234,030

	Investment Banking & Brokerage-1.4%
1,000,000	Goldman Sachs Group, Inc., Sr.
	Unsecured Notes, 3M US L +
	0.96%, 11/29/2023(1)	1,004,800
500,000	Goldman Sachs Group, Inc., 2.600%,
	2/7/2030	426,312
		1,431,112
	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp.,
	3.600%, 8/12/2027	481,713

	Oil&Gas-0.2%
250,000	Phillips 66, 4.650%, 11/15/2034	236,274

	Pharmaceuticals-1.5%
500,000	AbbVie, Inc., 2.600%, 11/21/2024	479,976
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	451,717
175,000	AbbVie, Inc., 4.550%, 3/15/2035	166,786
250,000	Bristol-Myers Squibb Co., 3.900%,
	2/20/2028	242,875
175,000	GlaxoSmithKline Capital, Inc.,
	6.375%, 5/15/2038	199,535
		1,540,889
	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes,
	3.250%, 6/1/2025	953,486

	Retail-2.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	237,000
175,000	Home Depot, Inc., 5.875%,
	12/16/2036	190,620
500,000	O’Reilly Automotive, Inc., 4.350%,
	6/1/2028	484,366
500,000	Target Corp., 4.400%, 1/15/2033	486,300
500,000	Walmart, Inc., 5.250%, 9/1/2035	533,502
500,000	Walmart, Inc., 3.950%, 6/28/2038	461,635
		2,393,423
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%,
	9/15/2026	475,882

14	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Software & Services-0.7%
$750,000	Oracle Corp., Sr. Unsecured Notes,
	3.400%, 7/8/2024	$731,415

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	478,090

TOTAL CORPORATE BONDS
(Cost $23,150,152)		21,778,815

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-0.6%
	Federal Home Loan Mortgage Corp.-0.1%
142,979	Series 2015-4517, Class PC, 2.500%,
	5/15/2044	131,739

	Government National Mortgage Association-
	0.5%
489,824	Series 2018-126, Class DA, 3.500%,
	1/20/2048	461,868

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $631,990)		593,607

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.4%
	Commercial Mortgage-Backed Securities-
	1.4%
1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,409,834

TOTAL COMMERCIAL MORTGAGE-BACKED
SECURITIES
(Cost $1,535,615)		1,409,834

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED
SECURITIES-3.1%
	Federal Home Loan Mortgage Corp.-0.3%
67,206	Pool G18527, 3.000%, 10/1/2029	64,162
267,869	Pool 18707, 3.500%, 9/1/2033	257,123
		321,285
	Federal National Mortgage Association-1.9%
713,032	Pool BL5389, 2.710%, 5/1/2027	661,640
587,336	Pool AM6756, 3.570%, 10/1/2029	558,847
150,708	Pool MA3621, 3.500%, 3/1/2039	141,194

Shares/Principal Amount		Value
$69,089	Pool BN4896, 4.000%, 1/1/2049	$65,842
129,437	Pool MA3592, 4.000%, 2/1/2049	123,487
379,583	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	369,886
		1,920,896
	Small Business Administration Pools-0.4%
150,337	PRIME - 3.50%, 1/25/2042(1)	152,018
246,211	PRIME - 3.50%, 7/25/2042(1)	248,315
		400,333
	UMBS Collateral-0.5%
482,629	5.000%, 12/1/2052	473,419

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $3,293,918)		3,115,933

U.S. TREASURY SECURITIES-6.7%
	U.S. Treasury Bond-2.9%
150,000	4.500%, 2/15/2036	162,026
150,000	4.750%, 2/15/2037	166,110
500,000	3.500%, 2/15/2039	479,561
500,000	2.875%, 8/15/2028	471,113
500,000	1.250%, 8/15/2031	410,459
500,000	4.125%, 11/15/2032	511,016
750,000	3.500%, 2/15/2033	730,664
		2,930,949
	U.S. Treasury Note-3.8%
1,000,000	2.875%, 11/30/2023	989,825
1,500,000	4.500%, 11/30/2024	1,484,297
100,000	3.875%, 11/30/2027	98,600
500,000	4.000%, 12/15/2025	492,246
750,000	3.500%, 1/31/2030	727,939
		3,792,907
TOTAL U.S. TREASURY SECURITIES
(Cost $6,789,710)		6,723,856

TAXABLE MUNICIPAL BONDS-2.5%
	California-0.2%
200,000	Charter Oak Unified School District,
	2.681%, 8/1/2036	152,869

	Michigan-0.3%
270,000	Belding Area Schools, General
	Obligation Unlimited Bonds,
	6.700%, 5/1/2027	270,404

Semi-Annual Report | June 30, 2023	15

Portfolio of Investments
WesMark Balanced Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
	Ohio-0.7%
$715,000	Columbus-Franklin County Finance
	Authority, 4.490%, 11/15/2032	$692,978

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority,
	4.014%, 6/1/2033	425,060

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%,
	12/15/2036	381,515

	West Virginia-0.5%
575,000	Marshall University, 3.177%,
	5/1/2029	521,301

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,677,856)		2,444,127

SHORT TERM INVESTMENTS-6.7%
	Mutual Funds-6.7%
6,651,888	Federated Hermes Government
	Obligations Fund, Premier
	Class, 7-Day Yield 4.670% (at
	net asset value)	6,651,888

TOTAL SHORT TERM INVESTMENTS
(Cost $6,651,888)		6,651,888

TOTAL INVESTMENTS-100.6%
(Cost $75,887,302)		100,254,820
OTHER ASSETS AND LIABILITIES-NET(3)-(0.6)%		(557,894)
NET ASSETS-100.0%		$99,696,926

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%
1D US SOFR - 1 Day SOFR as of June 30, 2023 was 4.30%
1Y US TI - 1 Year US TI as of June 30, 2023 was 5.40%
PRIME - US Prime Rate as of June 30, 2023 was 8.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, these securities amounted to a value of $451,717 or 0.45% of net assets. These
Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2023.

See Notes to Financial Statements which are an integral part of the Financial Statements.

16	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2023 (Unaudited)	WesMark Government Bond Fund

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	2.0%
U.S. GOVERNMENT AGENCY - MORTGAGE-
BACKED SECURITIES	37.4%
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS	20.8%
U.S. TREASURY SECURITIES	15.8%
CORPORATE BONDS	11.8%
TAXABLE MUNICIPAL BONDS	7.1%
FIXED INCOME PORTFOLIO SUB-TOTAL	92.9%
SHORT TERM INVESTMENTS(2)	3.8%
OTHER ASSETS AND LIABILITIES - NET(3)	1.3%
TOTAL NET ASSETS	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2023	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-2.0%
4,602	iShares® 20+ Year Treasury Bond ETF	$473,730
29,424	iShares® iBoxx $ Investment Grade Corporate Bond ETF	3,181,911

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,729,712)		3,655,641

CORPORATE BONDS-11.8%
	Banks-4.3%
$1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	983,673
500,000	FNB Corp., 4.875%, 10/2/2025	439,671
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	923,393
500,000	Wells Fargo Bank NA, 6.180%,
	2/15/2036	497,387
500,000	Goldman Sachs Group, Inc., 6.625%,
	11/15/2027	501,574
1,000,000	Goldman Sachs Group, Inc., 6.000%,
	12/14/2027	998,117
500,000	Morgan Stanley, 1D US SOFR + 2.62%,
	4/20/2037(1)	473,373
1,000,000	PNC Financial Services Group, Inc.,
	3.900%, 4/29/2024	982,083
1,000,000	PNC Financial Services Group, Inc.,
	SOFRINDX + 2.14%, 10/28/2033(1)	1,023,873
1,000,000	US Bancorp, 1D US SOFR + 1.60%,
	2/1/2034(1)	934,548
		7,757,692
	Beverages-0.6%
1,000,000	Anheuser-Busch Cos. LLC, 6.800%,
	8/20/2032	1,123,188

	Biotechnology-1.1%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	2,003,505

	Electric-0.3%
500,000	Duke Energy Ohio, Inc., 5.250%,
	4/1/2033	503,963

	Healthcare-Services-1.2%
2,000,000	Aetna, Inc., 6.750%, 12/15/2037	2,206,170

	Pipelines-0.8%
500,000	Kinder Morgan Energy Partners LP,
	6.950%, 1/15/2038	537,639

Shares/Principal Amount		Value
$1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	$969,554
		1,507,193
	Retail-1.6%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,916,804
1,000,000	Lowe’s Cos., Inc., 4.500%, 4/15/2030	972,838
		2,889,642
	Semiconductors-1.1%
2,000,000	Intel Corp., 5.200%, 2/10/2033	2,019,987

	Software-0.8%
500,000	Fiserv, Inc., 5.600%, 3/2/2033	509,138
1,000,000	Roper Technologies, Inc., 2.950%,
	9/15/2029	884,602
		1,393,740
TOTAL CORPORATE BONDS
(Cost $21,660,334)		21,405,080

U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-20.8%
	Agency Collat CMO-5.8%
242,654	Series 2003-55, Class 1A3A, 1M US L +
	0.40%, 3/25/2043(1)	240,651
668,036	Series 2004-W14, Class 1AF, 1M US L +
	0.40%, 7/25/2044(1)	629,036
641,389	Series 2010-59, Class FL, 1M US L +
	0.50%, 5/20/2040(1)	632,874
2,679,519	Series 2014-330, Class F4, 1M US L +
	0.35%, 10/15/2037(1)	2,623,055
2,785,459	Series 2022-76, Class D, 5.500%,
	8/25/2045	2,753,783
3,637,319	Series 2022-83, Class DA, 6.000%,
	1/25/2048	3,675,568
		10,554,967

	Agency Collat PAC CMO-4.2%
4,005,967	Series 2020-5020, Class TP, 2.000%,
	10/25/2050	3,239,845
2,069,508	Series 2020-153, Class GP, 0.500%,
	10/20/2050	1,806,967
3,645,961	Series 2021-23, Class TE, 1.000%,
	2/20/2051	2,701,598
		7,748,410

	Commercial MBS-4.4%
2,630,571	Series 2020-177, Class DA, 1.250%,
	6/16/2062	1,769,334

18	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$5,000,000	Series 2021-181, Class B, 1.900%,
	1/16/2063	$3,074,074
5,000,000	Series 2021-203, Class B, 2.000%,
	4/16/2062	3,100,835
		7,944,243

	Federal Home Loan Mortgage Corp.-0.3%
661,709	Series 2016-4629, Class QG, 2.500%,
	11/15/2046, REMIC	574,581

	Federal National Mortgage Association-1.0%
760,112	Series 2003-W18, Class 2A, 4.029%,
	6/25/2043, REMIC (1)	728,030
853,668	Series 2016-90, Class DA, 3.000%,
	8/25/2046, REMIC	744,832
497,914	Series 2019-74, Class LB, 3.000%,
	10/25/2049	438,448
		1,911,310

	Government National Mortgage	Association-
	0.3%
589,015	Series 2013-38, Class KA, 1.250%,
	2/20/2042	518,783

	Sovereign-4.8%
2,000,000	3.730%, 10/22/2032	1,907,338
2,000,000	1.910%, 5/17/2034	1,570,467
500,000	4.900%, 6/29/2032	481,022
3,000,000	3.330%, 7/12/2032	2,789,265
2,000,000	4.000%, 2/9/2033	1,957,792
		8,705,884

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,762,054)		37,958,178

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED
SECURITIES-37.4%
	Federal Home Loan Mortgage Corp.-0.7%
1,303,917	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,223,163

	FNMA Collateral-0.9%
1,951,296	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,727,726

Shares/Principal Amount		Value
	GNMA2 Collateral-4.3%
$2,893,691	Ginnie Mae II Pool, 4.000%, 8/20/2052	$2,691,367
3,381,983	Ginnie Mae II Pool, 5.500%, 11/20/2052	3,338,916
1,946,309	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,921,524
		7,951,807
	Government National Mortgage Association-
	0.1%
137,198	Ginnie Mae I Pool, Pool 589693,	132,140
	4.500%, 7/15/2029

	Sovereign-0.3%
500,000	Federal Home Loan Banks, 5.550%,	490,165
	9/29/2032

	UMBS Collateral-31.1%
4,695,023	Freddie Mac Pool, 4.000%, 6/1/2052	4,411,479
4,776,823	Freddie Mac Pool, 4.500%, 10/1/2052	4,596,172
2,905,579	Freddie Mac Pool, 4.000%, 11/1/2052	2,728,898
4,854,574	Freddie Mac Pool, 5.000%, 1/1/2053	4,759,640
4,895,828	Freddie Mac Pool, 5.000%, 2/1/2053	4,800,040
2,215,676	Fannie Mae Pool, 4.500%, 7/1/2042	2,154,914
4,601,361	Fannie Mae Pool, 4.500%, 10/1/2042	4,473,922
4,709,232	Fannie Mae Pool, 4.500%, 11/1/2042	4,578,027
2,155,181	Fannie Mae Pool, 4.500%, 1/1/2043	2,094,478
2,815,049	Fannie Mae Pool, 5.500%, 1/1/2043	2,822,132
4,693,869	Fannie Mae Pool, 4.000%, 6/1/2052	4,410,393
4,697,066	Fannie Mae Pool, 4.500%, 7/1/2052	4,519,678
2,830,988	Fannie Mae Pool, 5.500%, 11/1/2052	2,822,888
2,762,603	Fannie Mae Pool, 6.000%, 11/1/2052	2,788,528
4,865,048	Fannie Mae Pool, 5.000%, 2/1/2053	4,769,822
		56,731,011
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $70,663,275)		68,256,012

U.S. TREASURY SECURITIES-15.8%
	Federal Farm Credit Banks Funding Corp.-1.8%
2,000,000	3.560%, 11/30/2043	1,676,056
2,000,000	3.330%, 9/5/2045	1,595,873
		3,271,929
	Federal Home Loan Banks-1.1%
2,000,000	3.700%, 6/22/2035	1,875,482

	Tennessee Valley Authority-0.6%
1,000,000	5.880%, 4/1/2036	1,135,881

Semi-Annual Report | June 30, 2023	19

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
	U.S. Treasury Bond-6.5%
$1,000,000	1.125%, 8/15/2040	$643,789

2,000,000	1.750%, 8/15/2041	1,406,563
2,000,000	2.000%, 11/15/2041	1,465,391
2,000,000	2.375%, 2/15/2042	1,558,047
3,000,000	2.875%, 5/15/2028	2,831,367
2,500,000	2.875%, 8/15/2028	2,355,566
2,000,000	0.625%, 5/15/2030	1,602,734
		11,863,457
	U.S. Treasury Note-5.1%
2,000,000	1.500%, 2/15/2030	1,713,516
2,000,000	0.625%, 8/15/2030	1,593,828
2,000,000	1.625%, 5/15/2031	1,700,156
2,500,000	2.750%, 5/31/2029	2,328,028
2,000,000	4.000%, 2/15/2026	1,969,570
		9,305,098
	United States Treasury Strip Coupon-0.7%
3,000,000	–%, 5/15/2043(2)	1,310,645

TOTAL U.S. TREASURY SECURITIES
(Cost $28,878,901)		28,762,492

TAXABLE MUNICIPAL BONDS-7.1%
	Arkansas-0.7%
	University of Arkansas:
500,000	3.382%, 9/1/2037	426,681
1,000,000	3.301%, 11/1/2039	825,250
		1,251,931
	California-1.8%
500,000	Bonita Unified School District, 2.619%,
	8/1/2035	395,844
1,000,000	Contra Costa Community College
	District, 2.926%, 8/1/2038	797,853
500,000	Desert Community College District,
	2.978%, 8/1/2037	399,870
500,000	Kings Canyon Unified School District,
	3.212%, 8/1/2040	400,329
500,000	Pasadena Public Financing Authority,
	Build America Revenue Bonds,
	Series B, 6.998%, 3/1/2034	586,115
910,000	Santa Paula Utility Authority, 2.870%,
	2/1/2034	767,245
		3,347,256

Shares/Principal Amount		Value
	Hawaii-0.5%
$1,000,000	University of Hawaii, 3.850%,
	10/1/2038	$893,612

	Massachusetts-1.1%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	806,902
1,500,000	Massachusetts School Building
	Authority, 2.950%, 5/15/2043	1,126,247
		1,933,149
	Michigan-0.6%
1,400,000	Michigan State Building Authority,
	2.705%, 10/15/2040	1,064,131

	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	754,302

	Ohio-0.5%
565,000	Summit County Development Finance
	Authority, 3.201%, 11/15/2036	471,249
500,000	Warrensville Heights City School
	District, 3.406%, 12/1/2040	406,133
		877,382
	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%,
	6/15/2038	415,453

	Texas-0.2%
500,000	Round Rock Transportation & Economic
	Development Corp., 3.000%,
	8/15/2039	382,484

	Virginia-0.6%
1,395,000	Virginia Housing Development
	Authority, 3.050%, 8/1/2038	1,088,379

	West Virginia-0.5%
1,000,000	Wheeling Municipal Building
	Commission, 5.558%, 8/1/2037	952,443

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $15,946,690)		12,960,522

20	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-3.8%
Mutual Funds-3.8%
6,906,109	Federated Hermes Government
Obligations Fund, Premier Class, 7-
Day Yield 4.670% (at net asset
value)	$6,906,109

TOTAL SHORT TERM INVESTMENTS
(Cost $6,906,109)	6,906,109

TOTAL INVESTMENTS-98.7%
(Cost $192,547,075)	179,904,034
OTHER ASSETS AND LIABILITIES-NET(3)-1.3%	2,396,058
NET ASSETS-100.0%	$182,300,092

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of June 30, 2023 was 5.08% 1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2023.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	21

Portfolio of Investments Summary Table
WesMark West Virginia Municipal Bond Fund	June 30, 2023 (Unaudited)

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
NON-TAXABLE MUNICIPAL BONDS	100.7%
SHORT TERM INVESTMENTS	0.3%
OTHER ASSETS AND LIABILITIES - NET(2)	-1.0%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.0%
1-3 Years	4.7%
3-5 Years	8.6%
5-10 Years	39.6%
10 Years or Greater	47.8%
Short Term Investments	0.3%
Other Assets and Liabilities - Net(2)	(1.0)%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as
Percentage of Total Net Assets(3)
AAA	6.5%
AA	11.3%
AA-	4.2%
A+	8.3%
A	2.3%
A-	0.0%
Not rated by S&P	68.1%
Short Term Investments	0.3%
Other Assets and Liabilities - Net(2)	(1.0)%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as
Percentage of Total Net Assets(3)
Aaa	1.7%
Aa2	0.3%
Aa3	6.8%
A1	17.4%
A2	4.7%
Not rated by Moody’s	69.8%
Short Term Investments	0.3%
Other Assets and Liabilities - Net(2)	(1.0)%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(3)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 14.4% do not have long-term ratings by either of these NRSROs.

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-100.7%
	Ohio-1.2%
$1,100,000	Westerville, Ohio, General Obligation
	Limited Bonds, 5.000%, 12/1/2028	$1,117,627

	Pennsylvania-1.6%
1,425,000	Borough of Plum PA, 4.000%,
	12/1/2034	1,481,377

	West Virginia-97.9%
1,000,000	Berkeley County Board of Education,
	4.000%, 6/1/2037	1,029,365
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	452,847
750,000	2.000%, 6/1/2040	507,803
400,000	4.000%, 6/1/2040	401,274
1,500,000	Berkeley County Public Service Sewer
	District, 4.500%, 10/1/2032	1,504,576
	Berkeley County, West Virginia, Public
	Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	365,834
450,000	Series C, 3.400%, 12/1/2034	440,561
585,000	Series D, 3.000%, 12/1/2025	579,970
380,000	Berkeley County, West Virginia, Public
	Service District Water Revenue
	Bonds, Series A, 4.500%,
	12/1/2033	381,673
	Berkeley County, West Virginia, Public
	Service Sewer District Revenue
	Bonds:
275,000	5.000%, 6/1/2027	288,602
950,000	5.000%, 6/1/2028	998,608
655,000	5.000%, 6/1/2029	687,398
620,000	Series A, 5.300%, 3/1/2029	621,331
950,000	Brooke County Building Commission,
	3.000%, 12/1/2036	863,065
965,000	Brooke County, West Virginia, Board of
	Education General Obligation
	Unlimited Bonds, 3.000%,
	6/1/2027	949,409
2,000,000	Cabell County Board of Education,
	2.000%, 6/1/2033	1,705,115
265,000	City of Buckhannon, West Virginia,
	Commercial Development Revenue
	Bonds, Series A, 3.700%,
	12/1/2028	246,704

Shares/Principal Amount		Value
$595,000	City of Buckhannon, West Virginia,
	Waterworks Revenue Bonds, Series
	A, 4.000%, 3/1/2029	$594,931
	City of Charles Town WV Waterworks &
	Sewerage System Revenue:
400,000	2.250%, 6/1/2035	327,714
315,000	3.000%, 6/1/2041	264,442
	City of Charles Town, West Virginia,
	Waterworks & Sewage System
	Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	635,012
310,000	Series B, 4.000%, 6/1/2031	317,845
	City of Charleston, West Virginia,
	Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	318,113
275,000	4.000%, 7/1/2032	282,017
300,000	City of Clarksburg WV Water Revenue,
	2.000%, 6/1/2034	243,383
300,000	City of Huntington, West Virginia,
	Sewerage System Revenue Bonds,
	3.000%, 11/1/2028	296,481
490,000	City of Martinsburg, West Virginia,
	Combined Waterworks &
	Sewerage System Revenue Bonds,
	Series A, 3.500%, 9/1/2027	490,007
	City of Saint Albans, West Virginia,
	Combined Waterworks &
	Sewerage System Revenue Bonds:
170,000	Series A, 4.250%, 6/1/2026	170,006
600,000	Series B, 4.000%, 12/1/2027	599,064
	City of Wheeling WV Waterworks &
	Sewerage System Revenue:
500,000	4.000%, 6/1/2035	521,803
500,000	4.000%, 6/1/2036	515,676
	Claywood Park Public Service District
	WV Water Revenue:
950,000	3.000%, 11/1/2036	856,886
680,000	3.000%, 11/1/2041	558,474
	Claywood Park Public Service District,
	West Virginia, Water Revenue
	Bonds:
110,000	Series C, 3.200%, 11/1/2029	107,792
225,000	Series C, 3.400%, 11/1/2031	219,757
380,000	Corporation of Shepherdstown, West
	Virginia, Water Revenue Bonds,
	3.300%, 3/1/2032	368,446

Semi-Annual Report | June 30, 2023	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
	Fayette County Board of Education:
$545,000	2.250%, 10/1/2030	$488,705
500,000	2.000%, 10/1/2031	431,441
640,000	2.250%, 10/1/2032	554,525
565,000	2.500%, 10/1/2033	496,515
750,000	Greenbrier County Public Service, Series
	A, 5.000%, 10/1/2037	812,696
	Hampshire County, West Virginia,
	Building Commission Revenue
	Bonds:
355,000	Series A, 3.000%, 1/1/2029	332,460
380,000	Series A, 3.000%, 1/1/2031	349,707
1,660,000	Series A, 4.250%, 1/1/2035	1,664,590
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,167,414
1,000,000	Harrison County Building Commission,
	3.500%, 10/1/2035	899,830
3,000,000	Jefferson County Board of Education,
	2.000%, 6/1/2036	2,333,352
850,000	Lewis County Building Commission,
	4.750%, 2/1/2038	836,801
1,910,000	Mason County Public Service District
	Water Revenue, 3.000%,
	12/1/2036	1,747,183
2,320,000	Monongalia County Building
	Commission, 2.000%, 2/1/2034	1,949,424
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	494,340
500,000	4.000%, 12/1/2034	528,574
1,500,000	3.000%, 12/1/2040	1,290,581
1,430,000	Morgantown, West Virginia, Combined
	Utility System Revenue Bonds,
	Series A, 3.500%, 12/1/2035	1,416,284
200,000	Morgantown, West Virginia, Combined
	Utility System Revenue Bonds,
	Series A, 3.750%, 10/1/2032	200,029
	Morgantown, West Virginia, Utility
	Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	994,706
1,000,000	Series A, 4.000%, 12/1/2029	1,029,133
1,210,000	Series A, 4.000%, 12/1/2030	1,242,025
1,000,000	Series A, 4.000%, 12/1/2031	1,022,259
1,030,000	Moundsville Building Commission,
	4.000%, 8/1/2037	1,009,326
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,876,085
635,000	3.000%, 6/1/2034	601,969

Shares/Principal Amount		Value
$500,000	Putnam County Building Commission,
	4.000%, 5/1/2037	$503,188
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	939,492
1,150,000	3.000%, 11/1/2040	994,101
1,000,000	3.000%, 4/1/2041	853,680
1,000,000	3.000%, 6/1/2041	853,766
1,000,000	3.625%, 12/1/2045	842,897
1,000,000	Raleigh County Public Service District,
	3.000%, 6/1/2037	897,645
960,000	Salem, West Virginia Sewer Revenue
	Bonds, Series A, 4.000%,
	12/1/2032	960,457
	State of West Virginia:
500,000	5.000%, 6/1/2033	548,538
500,000	5.000%, 6/1/2035	544,598
1,000,000	5.000%, 12/1/2040	1,068,565
795,000	Wayne County, West Virginia, Board of
	Education General Obligation
	Unlimited Bonds, 3.000%,
	6/1/2026	791,743
500,000	West Virginia Commissioner Of
	Highways Special Obligation
	Surface Transportation
	Improvements Bonds, Series A,
	5.000%, 9/1/2029	538,183
670,000	West Virginia Economic Development
	Authority Lease Revenue Bonds
	(Clarksburg Office Building),
	3.500%, 6/1/2030	673,340
1,650,000	West Virginia Economic Development
	Authority Lease Revenue Bonds
	(State Office Building & Parking
	Lot), Series A, 4.750%, 8/1/2029	1,651,898
	West Virginia Economic Development
	Authority Lease Revenue Bonds
	(State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,526,828
435,000	Series B, 3.750%, 10/1/2026	435,146
310,000	Series C, 3.500%, 6/1/2030	311,545
600,000	Series D, 3.250%, 6/1/2028	602,347
355,000	Series D, 3.500%, 6/1/2030	356,770
1,000,000	West Virginia Economic Development
	Authority Lottery Revenue Bonds,
	Series A, 5.000%, 7/1/2032	1,078,199
100,000	West Virginia Higher Education Policy
	Commission, 4.000%, 4/1/2034	100,012

24	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2023 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia Higher Education Policy
	Commission Revenue Bonds
	(Higher Education Facilities):
$1,730,000	5.000%, 7/1/2034	$1,842,843
385,000	Series B, 3.500%, 4/1/2026	385,124
400,000	Series B, 3.600%, 4/1/2027	399,421
1,000,000	West Virginia Hospital Finance
	Authority Revenue Bonds (ARCs
	Improvement), Series D, 4.000%,
	6/1/2029	1,017,365
585,000	West Virginia Hospital Finance
	Authority Revenue Bonds (West
	Virginia University Health System),
	Series A, 3.375%, 6/1/2029	580,285
	West Virginia Housing Development
	Fund:
1,100,000	3.450%, 11/1/2030	1,096,088
500,000	2.000%, 11/1/2032	433,315
1,500,000	3.700%, 11/1/2032	1,525,935
375,000	3.800%, 5/1/2034	376,872
500,000	3.375%, 11/1/2034	493,012
370,000	3.850%, 11/1/2034	371,839
800,000	2.050%, 11/1/2035	657,517
575,000	3.800%, 11/1/2037	558,351
1,500,000	4.150%, 11/1/2038	1,480,464
1,000,000	4.150%, 11/1/2038	995,889
500,000	4.450%, 11/1/2043	500,682
	West Virginia School Building Authority
	Lottery Revenue Capital
	Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	517,023
535,000	Series A, 5.000%, 7/1/2027	537,146
300,000	West Virginia State Bonds, Series A,
	3.250%, 6/1/2033	297,742
500,000	West Virginia State Economic
	Development Authority Lottery
	Revenue Bonds, 3.000%,
	6/15/2031	492,265
500,000	West Virginia State Hospital Finance
	Authority Refunding West Virginia
	United Health System, Series A,
	4.000%, 6/1/2034	502,586
500,000	West Virginia State Housing
	Development Fund Revenue
	Bonds, Series A, 3.450%,
	11/1/2033	494,353

Shares/Principal Amount		Value
$770,000	West Virginia State University Revenues
	Revenue Bonds, Series A, 5.250%,
	4/1/2028	$804,389
1,000,000	West Virginia University, 4.000%,
	10/1/2037	1,016,389
500,000	West Virginia Water Development
	Authority, 4.000%, 10/1/2041	491,446
500,000	West Virginia Water Development
	Authority Infrastructure Revenue
	Bonds, Series A, 5.000%,
	10/1/2032	524,805
2,605,000	West Virginia Water Development
	Authority Infrastructure Revenue
	Bonds (West Virginia Infrastructure
	Jobs Program), Series A, 5.000%,
	10/1/2029	2,748,983
250,000	West Virginia Water Development
	Authority Revenue Bonds (Loan
	Program I), Series B-I, 4.000%,
	11/1/2024	250,150
	West Virginia Water Development
	Authority Revenue Bonds (Loan
	Program II):
650,000	Series A-II, 5.000%, 11/1/2026	691,467
800,000	Series A-II, 3.000%, 11/1/2027	793,705
300,000	Series A-II, 3.125%, 11/1/2028	299,941
725,000	Series B-II, 4.000%, 11/1/2025	725,403
250,000	West Virginia Water Development
	Authority Revenue Bonds (Loan
	Program IV), Series A-IV, 5.000%,
	11/1/2033	271,688
500,000	West Virginia, State Parkways Authority
	Senior Turnpike Toll Revenue
	Bonds, 5.000%, 6/1/2033	547,818
1,000,000	Wood County, West Virginia, Board of
	Education Public School General
	Obligation Unlimited Bonds,
	3.000%, 6/1/2029	1,001,735
860,000	Wood County, West Virginia, Building
	Commission Lease Revenue Bonds,
	4.000%, 1/1/2032	790,446
		91,069,358
TOTAL NON -TAXABLE MUNICIPAL BONDS
(Cost $99,368,647)		93,668,362

Semi-Annual Report | June 30, 2023	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-0.3%
Mutual Funds-0.3%
302,176	Federated Hermes Government
Obligations Fund, Premier Class, 7-
Day Yield 4.670% (at net asset
value)	$302,176

TOTAL SHORT TERM INVESTMENTS
(Cost $302,176)	302,176

TOTAL INVESTMENTS-101.0%
(Cost $99,670,823)	93,970,538
OTHER ASSETS AND LIABILITIES-NET(3)-(1.0)%	(974,627)
NET ASSETS-100.0%	$92,995,911

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, these securities amounted to a value of $2,167,414 or 2.30% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of June 30, 2023.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2023 (Unaudited)	WesMark Tactical Opportunity Fund

As of June 30, 2023, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	92.2%
SHORT TERM INVESTMENTS(2)	7.2%
OTHER ASSETS AND LIABILITIES - NET(3)	0.6%
TOTAL NET ASSETS	100.0%

As of June 30, 2023, the Fund’s Category composition(4) was as follows:

Category Composition	Percentage of Total Net Assets
Broad Domestic Fixed Income	45.5%
Commodities	11.1%
U.S. Value Company Focused Equity	10.3%
U.S. Sector Focused Equity	9.9%
Broad Domestic Equity	8.6%
U.S. Small and Mid Cap Equity	4.8%
International (ex. U.S.) Equity	2.0%
ETF Portfolio Sub-Total	92.2%
Short Term Investments(2)	7.2%
Other Assets and Liabilities - Net(3)	0.6%
Total Net Assets	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a category classification by the Fund’s advisor.

Semi-Annual Report | June 30, 2023	27

Portfolio of Investments
WesMark Tactical Opportunity Fund	June 30, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-92.2%
BROAD DOMESTIC EQUITY-8.6%
8,252	SPDR S&P 500® ETF Trust	$3,657,947

TOTAL BROAD DOMESTIC EQUITY		3,657,947

BROAD DOMESTIC FIXED INCOME-45.5%
36,265	iShares® 1-3 Year Treasury Bond ETF	2,940,366
46,931	iShares® iBoxx $ Investment Grade Corporate Bond ETF	5,075,118
27,601	iShares® iBoxx High Yield Corporate Bond ETF	2,072,007
19,370	iShares® TIPS Bond ETF	2,084,600
50,145	iShares® Trust iShares® 1-5 Year Investment Grade Corporate Bond ETF	2,515,775
47,093	iShares® Core U.S. Aggregate Bond ETF	4,612,759

TOTAL BROAD DOMESTIC FIXED INCOME		19,300,625

COMMODITIES-11.1%
114,537	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,558,276
17,726	SPDR® Gold Shares(1)	3,160,014

TOTAL COMMODITIES		4,718,290

INTERNATIONAL (EX. U.S.) EQUITY-2.0%
16,946	iShares® MSCI ACWI ex US ETF	834,082

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		834,082

U.S. SECTOR FOCUSED EQUITY-9.9%
14,252	Consumer Staples Select Sector SPDR® Fund	1,057,071
7,906	Health Care Select Sector SPDR® Fund	1,049,363
10,326	Industrial Select Sector SPDR® Fund	1,108,186
15,306	Utilities Select Sector SPDR® Fund	1,001,625

TOTAL U.S. SECTOR FOCUSED EQUITY		4,216,245

U.S. SMALL AND MID CAP EQUITY-4.8%
10,893	iShares® Russell 2000® ETF	2,039,932

Shares/Principal Amount		Value

TOTAL U.S. SMALL AND MID CAP EQUITY		$2,039,932

	U.S. VALUE COMPANY FOCUSED EQUITY-10.3%
	42,341 Vanguard® Mega Cap Value ETF	4,393,302

	TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	4,393,302

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $36,482,368)	39,160,423

	SHORT TERM INVESTMENTS-7.2%
	Mutual Funds-7.2%
3,045,019	Federated Hermes Government
	Obligations Fund, Premier Class, 7-
	Day Yield 4.670% (at net asset
	value)	3,045,019

	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,045,019)	3,045,019

	TOTAL INVESTMENTS-99.4%
	(Cost $39,527,387)	42,205,442
	OTHER ASSETS AND LIABILITIES-NET(2)-0.6%	261,424
	NET ASSETS-100.0%	$42,466,866

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of
net assets as of June 30, 2023.

Investment Abbreviations:
SPDR - Standard and Poor’s Depository Receipt

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value
(cost - see below)	$102,067,683	$311,708,635	$100,254,820	$179,904,034	$93,970,538	$42,205,442
Cash	33,745	120,512	20,645	–	–	–

RECEIVABLE FOR:
Dividends and interest	98,425	193,235	346,602	1,097,426	672,887	25,791
Investments sold	–	–	20,548	–	–	–
Fund shares sold	167,233	367,107	1,037,134	2,061,266	51,020	348,287
Prepaid expenses	1,308	12,231	11,487	12,133	8,942	15,612
Total Assets	102,368,394	312,401,720	101,691,236	183,074,859	94,703,387	42,595,132

LIABILITIES:

PAYABLE FOR:
Investments purchased	364,403	–	1,716,872	–	1,500,000	–
Fund shares redeemed	598,543	3,600,780	202,260	146,006	10	82,475
Income distribution payable	–	–	–	506,426	115,694	–
Investment advisory fees	32	34	4	–	–	–
Fund Accounting and Administration fees	24,055	31,784	42,685	89,472	75,757	18,729
Audit, Tax, and Legal expenses	18,586	19,237	18,586	18,586	5,852	18,584
Shareholder services fee (Note 5)	694	6,016	1,371	2,806	713	614
Transfer agency expenses	7,166	12,688	8,849	7,990	5,651	4,280
Registration expenses	1,791	–	–	–	–	–
Printing and Postage expenses	2,793	2,507	2,819	2,554	3,024	2,834
Trustees’ fees and expenses	371	175	582	645	493	468
Chief compliance officer fees	282	282	282	282	282	282
Total Liabilities	1,018,716	3,673,503	1,994,310	774,767	1,707,476	128,266
Net Assets	$101,349,678	$308,728,217	$99,696,926	$182,300,092	$92,995,911	$42,466,866

NET ASSETS CONSIST OF:

Paid-in capital	$67,095,583	$121,871,379	$72,176,307	$231,825,435	$98,685,060	$41,590,968
Total distributable earnings	34,254,095	186,856,838	27,520,619	(49,525,343)	(5,689,149)	875,898
Net Assets	$101,349,678	$308,728,217	$99,696,926	$182,300,092	$92,995,911	$42,466,866

Shares Outstanding, No Par Value, Unlimited Shares Authorized	8,134,309	14,468,562	7,579,393	23,132,825	9,594,824	4,001,315
Net asset value, offering price & redemption price per share	$12.46	$21.34	$13.15	$7.88	$9.69	$10.61
Investments, at identified cost	$74,410,701	$143,671,059	$75,887,302	$192,547,075	$99,670,823	$39,527,387

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	29

Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$612,990	$2,220,601	$888,872	$53,617	$–	$429,871
Interest	189,376	300,371	640,498	3,756,505	1,454,234	40,575
Total Investment Income	802,366	2,520,972	1,529,370	3,810,122	1,454,234	470,446
EXPENSES:
Investment adviser fee (Note 5)	364,634	1,106,857	367,423	551,632	282,974	154,986
Fund Accounting and
Administration fees (Note 5)	56,554	108,269	61,213	94,124	67,817	41,860
Custodian fees (Note 5)	9,860	19,262	8,118	14,890	8,025	6,070
Transfer agency expenses (Note
5)	14,651	23,933	18,004	15,052	11,383	9,441
Trustees’ fees and expenses
(Note 8)	12,933	23,089	13,265	17,986	13,006	10,091
Audit and tax expenses	10,599	10,278	10,599	10,599	10,599	10,596
Chief compliance officer fees	69	69	69	69	69	69
Legal expenses	7,064	7,064	7,064	7,064	10,147	7,064
Shareholder services fee (Note 5)	101,658	310,827	102,875	192,958	99,445	43,688
Registration expenses	5,367	3,371	4,960	5,069	2,245	3,710
Printing and Postage expenses	2,367	2,575	2,389	2,414	2,400	2,251
Insurance premiums	2,570	8,147	2,682	5,282	2,567	1,102
Miscellaneous fees	2,025	6,239	1,967	3,708	1,821	809
Net Expenses	590,351	1,629,980	600,628	920,847	512,498	291,737
Net Investment Income	212,015	890,992	928,742	2,889,275	941,736	178,709
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
investments	6,309,703	18,997,782	2,527,422	(19,901,823)	(10,681)	(68,880)
Net change in unrealized appreciation (depreciation) of investments	(256,155)	13,975,723	(2,339,165)	17,380,139	228,051	1,056,259
Net realized and unrealized gain
(loss) on investments	6,053,548	32,973,505	188,257	(2,521,684)	217,370	987,379
Net Increase in Net Assets
Resulting from Operations	$6,265,563	$33,864,497	$1,116,999	$367,591	$1,159,106	$1,166,088
*Foreign tax withholding	$–	$13,780	$–	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Fund		WesMark Large Company Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$212,015	$(45,024)	$890,992	$1,093,149
Net realized gain	6,309,703	1,351,070	18,997,782	25,054,442
Net change in unrealized appreciation (depreciation)	(256,155)	(25,939,505)	13,975,723	(111,212,475)
Net increase (decrease) in net assets resulting from
operations	6,265,563	(24,633,459)	33,864,497	(85,064,884)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(201,479)	(5,747,960)	(894,783)	(34,280,806)
From tax return of capital	–	–	–	(206,360)
Decrease in net assets from distributions to shareholders	(201,479)	(5,747,960)	(894,783)	(34,487,166)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,534,013	14,506,618	4,923,160	26,967,402
Shares issued in reinvestment of distributions	42,597	1,264,805	260,971	9,666,123
Cost of shares redeemed	(5,217,141)	(10,200,963)	(18,054,464)	(31,225,912)
Net increase (decrease) resulting from beneficial interest transactions	359,469	5,570,460	(12,870,333)	5,407,613
Net Increase (Decrease) in Net Assets	6,423,553	(24,810,959)	20,099,381	(114,144,437)

NET ASSETS:
Beginning of Period	94,926,125	119,737,084	288,628,836	402,773,273
End of Period	$101,349,678	$94,926,125	$308,728,217	$288,628,836

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	31

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$928,742	$1,472,965	$2,889,275	$3,203,653
Net realized gain (loss)	2,527,422	948,209	(19,901,823)	(13,548,640)
Net change in unrealized appreciation (depreciation)	(2,339,165)	(10,951,819)	17,380,139	(30,213,726)
Net increase (decrease) in net assets resulting from operations	1,116,999	(8,530,645)	367,591	(40,558,713)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(938,537)	(3,806,929)	(2,935,221)	(3,641,903)
Decrease in net assets from distributions to shareholders	(938,537)	(3,806,929)	(2,935,221)	(3,641,903)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,837,981	6,615,483	9,676,980	20,202,558
Shares issued in reinvestment of distributions	162,743	663,944	225,541	295,564
Cost of shares redeemed	(4,952,475)	(17,324,069)	(12,535,865)	(31,529,222)
Net increase (decrease) resulting from beneficial interest transactions	48,249	(10,044,643)	(2,633,344)	(11,031,100)
Net Increase (Decrease) in Net Assets	226,711	(22,382,216)	(5,200,974)	(55,231,716)

NET ASSETS:
Beginning of Period	99,470,215	121,852,431	187,501,066	242,732,782
End of Period	$99,696,926	$99,470,215	$182,300,092	$187,501,066

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$941,736	$1,855,445	$178,709	$573,986
Net realized gain (loss)	(10,681)	18,884	(68,880)	(1,782,542)
Net change in unrealized appreciation (depreciation)	228,051	(10,726,622)	1,056,259	(4,801,450)
Net increase (decrease) in net assets resulting from operations	1,159,106	(8,852,293)	1,166,088	(6,010,006)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(920,433)	(1,873,967)	(215,190)	(1,148,896)
Decrease in net assets from distributions to shareholders	(920,433)	(1,873,967)	(215,190)	(1,148,896)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	1,643,877	4,643,330	2,495,369	4,455,499
Shares issued in reinvestment of distributions	117,913	254,666	2,684	15,188
Cost of shares redeemed	(4,601,807)	(13,272,479)	(2,114,277)	(4,158,682)
Net increase (decrease) resulting from beneficial interest transactions	(2,840,017)	(8,374,483)	383,776	312,005
Net Increase (Decrease) in Net Assets	(2,601,344)	(19,100,743)	1,334,674	(6,846,897)

NET ASSETS:
Beginning of Period	95,597,255	114,697,998	41,132,192	47,979,089
End of Period	$92,995,911	$95,597,255	$42,466,866	$41,132,192

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	33

Financial Highlights
WesMark Small Company Fund

	For the Six Months Ended June 30, 2023(Unaudited)		For the Year Ended December 31,2022		For the Year Ended December 31,2021	For the Year Ended December 31,2020	For the Year Ended December 31,2019	For the Year Ended December 31,2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$11.71		$15.66		$16.12	$12.79	$10.63	$13.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.03		(0.00	)(1)	(0.07)	(1.36)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.74		(3.22)		3.64	6.01	2.21	(1.89)
Total from Investment Operations	0.77		(3.22)		3.57	4.65	2.16	(1.94)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)		–		–	–	–	–
From Net Realized Gain on Investments	–		(0.73)		(4.03)	(1.32)	–	(1.33)
Total Distributions	(0.02)		(0.73)		(4.03)	(1.32)	–	(1.33)
Net Asset Value, End of Period	$12.46		$11.71		$15.66	$16.12	$12.79	$10.63

Total Return	6.62	%(2)	(20.56)%		23.23%	36.61%	20.32%	(13.72)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.21	%(3)	1.24%		1.23%	1.27%	1.26%	1.25%
Net Investment Income/(Loss)	0.44	%(3)	(0.04)%		(0.47)%	(0.37)%	(0.46)%	(0.43)%
Net Assets Value End of Period (000 omitted)	$101,350		$94,926		$119,737	$116,105	$96,185	$81,439
Portfolio Turnover Rate	26	%(4)	52%		42%	52%	50%	88%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights
WesMark Large Company Fund

	For the Six Months Ended June 30, 2023(Unaudited)		For the Year Ended December 31,2022	For the Year Ended December 31,2021		For the Year Ended December 31,2020	For the Year Ended December 31,2019	For the Year Ended December 31,2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$19.12		$27.41	$23.41		$19.95	$16.80	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(Loss)	0.06		0.09	(0.02)		(1.66)	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.22		(5.93)	6.08		6.89	4.40	(1.32)
Total from Investment Operations	2.28		(5.84)	6.06		5.23	4.44	(1.28)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.06)		(0.09)	(0.00	)(1)	(0.02)	(0.04)	(0.04)
From Net Realized Gain on Investments	–		(2.35)	(2.06)		(1.75)	(1.25)	(1.88)
From Tax Return of Capital	–		(0.01)	–		–	–	–
Total Distributions	(0.06)		(2.45)	(2.06)		(1.77)	(1.29)	(1.92)
Net Asset Value, End of Period	$21.34		$19.12	$27.41		$23.41	$19.95	$16.80

Total Return	11.95	%(2)	(21.42)%	26.06%		26.31%	26.53%	(6.19)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.10	%(3)	1.13%	1.12%		1.14%	1.14%	1.13%
Net Investment Income/(Loss)	0.60	%(3)	0.33%	(0.09)%		0.07%	0.23%	0.19%
Net Assets Value End of Period
(000 omitted)	$308,728		$288,629	$402,773		$364,086	$331,238	$287,441
Portfolio Turnover Rate	14	%(4)	34%	14%		27%	55%	37%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	35

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2023(Unaudited)		For the Year Ended December 31,2022	For the Year Ended December 31,2021	For the Year Ended December 31,2020	For the Year Ended December 31,2019	For the Year Ended December 31,2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.13		$14.68	$13.45	$13.31	$11.77	$13.05
Income (Loss) from Investment Operations:
Net Investment Income(Loss)	0.12		0.19	0.16	(0.08)	0.23	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(1.24)	1.96	0.72	2.14	(0.82)
Total from Investment Operations	0.14		(1.05)	2.12	0.64	2.37	(0.59)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.12)		(0.22)	(0.17)	(0.22)	(0.23)	(0.23)
From Net Realized Gain on Investments	–		(0.28)	(0.72)	(0.28)	(0.60)	(0.46)
From Tax Return of Capital	–		–	–	–	–	–
Total Distributions	(0.12)		(0.50)	(0.89)	(0.50)	(0.83)	(0.69)
Net Asset Value, End of Period	$13.15		$13.13	$14.68	$13.45	$13.31	$11.77

Total Return	1.10	%(1)	(7.19)%	15.85%	5.05%	20.30%	(4.58)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23	%(2)	1.24%	1.25%	1.27%	1.25%	1.24%
Net Investment Income	1.89	%(2)	1.36%	1.03%	1.66%	1.74%	1.69%
Net Assets Value End of Period (000 omitted)	$99,697		$99,470	$121,852	$114,766	$112,171	$101,893
Portfolio Turnover Rate	12	%(3)	18%	23%	29%	31%	35%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2023(Unaudited)		For the Year Ended December 31,2022	For the Year Ended December 31,2021	For the Year Ended December 31,2020	For the Year Ended December 31,2019	For the Year Ended December 31,2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$7.99		$9.81	$10.08	$9.93	$9.68	$9.77
Income (Loss) from Investment Operations:
Net Investment Income	0.12		0.13	0.07	0.11	0.19	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(1.80)	(0.21)	0.23	0.27	(0.06)
Total from Investment Operations	0.02		(1.67)	(0.14)	0.34	0.46	0.11

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.13)		(0.15)	(0.13)	(0.19)	(0.21)	(0.20)
Total Distributions	(0.13)		(0.15)	(0.13)	(0.19)	(0.21)	(0.20)
Net Asset Value, End of Period	$7.88		$7.99	$9.81	$10.08	$9.93	$9.68

Total Return	0.20	%(1)	(17.11)%	(1.35)%	3.46%	4.75%	1.15%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.00	%(2)	1.01%	1.02%	1.03%	1.01%	1.01%
Net Investment Income	3.14	%(2)	1.51%	0.72%	1.09%	1.72%	1.81%
Net Assets Value End of Period (000 omitted)	$182,300		$187,501	$242,733	$232,565	$231,959	$230,250
Portfolio Turnover Rate	60	%(3)	56%	40%	51%	37%	17%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	37

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2023(Unaudited)		For the Year Ended December 31,2022		For the Year Ended December 31,2021	For the Year Ended December 31,2020		For the Year Ended December 31,2019		For the Year Ended December 31,2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.67		$10.69		$10.84	$10.67		$10.38		$10.54
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.18		0.17	0.18		0.20		0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(1.02)		(0.13)	0.18		0.30		(0.16)
Total from Investment Operations	0.11		(0.84)		0.04	0.36		0.50		0.05

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)		(0.18)		(0.17)	(0.19)		(0.21)		(0.21)
From Net Realized Gain on Investments	–		(0.00	)(1)	(0.02)	(0.00	)(1)	(0.00	)(1)	–
Total Distributions	(0.09)		(0.18)		(0.19)	(0.19)		(0.21)		(0.21)
Net Asset Value, End of Period	$9.69		$9.67		$10.69	$10.84		$10.67		$10.38

Total Return	1.18	%(2)	(7.84)%		0.43%	3.48%		4.83%		0.47%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.09	%(3)	1.10%		1.11%	1.10%		1.08%		1.09%
Net Investment Income	2.00	%(3)	1.84%		1.61%	1.81%		1.94%		2.00%
Net Assets Value End of Period (000 omitted)	$92,996		$95,597		$114,698	$119,454		$117,868		$114,345
Portfolio Turnover Rate	6	%(4)	9%		15%	10%		9%		10%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights
WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.37		$12.16	$11.95	$11.25	$10.01	$10.62
Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.14	0.19	0.04	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.24		(1.64)	1.45	0.91	1.56	(0.60)
Total from Investment Operations	0.29		(1.50)	1.64	0.95	1.66	(0.55)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.05)		(0.22)	(0.13)	(0.04)	(0.11)	(0.04)
From Net Realized Gain on Investments	–		(0.07)	(1.30)	(0.21)	(0.31)	(0.02)
Total Distributions	(0.05)		(0.29)	(1.43)	(0.25)	(0.42)	(0.06)
Net Asset Value, End of Period	$10.61		$10.37	$12.16	$11.95	$11.25	$10.01

Total Return	2.85	%(1)	(12.38)%	13.94%	8.48%	16.61%	(5.20)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses(2)	1.41	%(3)	1.43%	1.44%	1.50%	1.46%	1.56%
Net Investment Income(2)(4)	0.86	%(3)	1.29%	1.45%	0.36%	0.91%	0.55%
Net Assets Value End of Period (000 omitted)	$42,467		$41,132	$47,979	$45,762	$41,452	$35,734
Portfolio Turnover Rate	20	%(5)	85%	78%	169%	152%	145%

(1)	Total return not annualized for periods less than one full year.
(2)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(3)	Ratios for periods of less than a year are annualized.
(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2023	39

Notes to Financial Statements
June 30, 2023 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codifications Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

40	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Semi-Annual Report | June 30, 2023	41

Notes to Financial Statements
June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$89,157,743	$–	$–	$89,157,743
Exchange Traded Funds	4,830,633	–	–	4,830,633
Short Term Investments	8,079,307	–	–	8,079,307
Total	$102,067,683	$–	$–	$102,067,683

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$300,944,427	$–	$–	$300,944,427
Short Term Investments	10,764,208	–	–	10,764,208
Total	$311,708,635	$–	$–	$311,708,635

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,536,760	$–	$–	$57,536,760
Corporate Bonds	–	21,778,815	–	21,778,815
U.S. Government Agency - Collateralized Mortgage Obligations	–	593,607	–	593,607
Commercial Mortgage-Backed Securities	–	1,409,834	–	1,409,834
U.S. Government Agency - Mortgage- Backed Securities	–	3,115,933	–	3,115,933
U.S. Treasury Securities	–	6,723,856	–	6,723,856
Taxable Municipal Bonds	–	2,444,127	–	2,444,127
Short Term Investments	6,651,888	–	–	6,651,888
Total	$64,188,648	$36,066,172	$–	$100,254,820

42	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,655,641	$–	$–	$3,655,641
Corporate Bonds	–	21,405,080	–	21,405,080
U.S. Government Agency - Collateralized Mortgage Obligations	–	37,958,178	–	37,958,178
U.S. Government Agency - Mortgage- Backed Securities	–	68,256,012	–	68,256,012
U.S. Treasury Securities	–	28,762,492	–	28,762,492
Taxable Municipal Bonds	–	12,960,522	–	12,960,522
Short Term Investments	6,906,109	–	–	6,906,109
Total	$10,561,750	$169,342,284	$–	$179,904,034

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$93,668,362	$–	$93,668,362
Short Term Investments	302,176	–	–	302,176
Total	$302,176	$93,668,362	$–	$93,970,538

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$39,160,423	$–	$–	$39,160,423
Short Term Investments	3,045,019	–	–	3,045,019
Total	$42,205,442	$–	$–	$42,205,442

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2023. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Semi-Annual Report | June 30, 2023	43

Notes to Financial Statements
June 30, 2023 (Unaudited)

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the period ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

44	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. There were no options held as of June 30, 2023.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

Semi-Annual Report | June 30, 2023	45

Notes to Financial Statements
June 30, 2023 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Month Ended June 30, 2023	For the Year Ended December 31, 2022
Small Company Fund
Shares sold	456,752	1,093,038
Shares issued to shareholders in payment of distributions declared	3,518	108,103
Shares redeemed	(429,204)	(746,313)
Net increase resulting from share transactions	31,066	454,828
Common shares outstanding, end of period	8,134,309	8,103,243

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Large Company Fund
Shares sold	246,119	1,265,300
Shares issued to shareholders in payment of distributions declared	12,994	499,686
Shares redeemed	(890,127)	(1,360,580)
Net increase/(decrease) resulting from share transactions	(631,014)	404,406
Common shares outstanding, end of period	14,468,562	15,099,576

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Balanced Fund
Shares sold	369,187	487,554
Shares issued to shareholders in payment of distributions declared	12,425	49,827
Shares redeemed	(378,484)	(1,261,719)
Net increase/(decrease) resulting from share transactions	3,128	(724,338)
Common shares outstanding, end of period	7,579,393	7,576,264

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Government Bond Fund
Shares sold	1,216,938	2,314,038
Shares issued to shareholders in payment of distributions declared	28,241	34,517
Shares redeemed	(1,570,037)	(3,644,043)
Net increase/(decrease) resulting from share transactions	(324,858)	(1,295,488)
Common shares outstanding, end of period	23,132,825	23,457,683

46	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
West Virginia Municipal Bond Fund
Shares sold	169,598	467,846
Shares issued to shareholders in payment of distributions declared	12,097	25,998
Shares redeemed	(472,151)	(1,336,265)
Net decrease resulting from share transactions	(290,456)	(842,421)
Common shares outstanding, end of period	9,594,824	9,885,279

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Tactical Opportunity Fund
Shares sold	236,817	403,019
Shares issued to shareholders in payment of distributions declared	256	1,427
Shares redeemed	(200,802)	(384,362)
Net increase resulting from share transactions	36,271	20,084
Common shares outstanding, end of period	4,001,315	3,965,044

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to non-deductible excise taxes paid. For the Funds’ most recent period ended June 30, 2023, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Total Distributable earnings
Small Company Fund	$(276,874)	$276,874
Large Company Fund	$–	$–
Balanced Fund	$–	$–
Government Bond Fund	$–	$–
West Virginia Municipal Bond Fund	$(514)	$514
Tactical Opportunity Fund	$(3,679)	$3,679

For federal income tax purposes, the following amounts apply as of June 30, 2023:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes (includes cost of derivatives)
Small Company Fund	$29,876,912	$(2,244,847)	$27,632,065	$74,435,618
Large Company Fund	$169,967,808	$(2,083,392)	$167,884,416	$143,824,219
Balanced Fund	$26,867,966	$(2,500,449)	$24,367,517	$75,887,303
Government Bond Fund	$224,789	$(13,009,559)	$(12,784,770)	$192,688,805
West Virginia Municipal Bond Fund	$193,639	$(5,893,924)	$(5,700,285)	$99,670,823
Tactical Opportunity Fund	$3,572,757	$(892,958)	$2,679,799	$39,525,643

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, and certain other investments.

Semi-Annual Report | June 30, 2023	47

Notes to Financial Statements
June 30, 2023 (Unaudited)

		For Year Ended December 31, 2022
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Small Company Fund	$–	$–	$5,747,960	$–	$5,747,960
Large Company Fund	$–	$1,093,149	$33,187,657	$206,360	$34,487,166
Balanced Fund	$–	$1.684,615	$2,122,314	$–	$3,806,929
Government Bond Fund	$–	$3,641,903	$–	$–	$3,641,903
West Virginia Municipal Bond Fund	$1,862,599	$3,899	$7,469	$–	$1,873,967
Tactical Opportunity Fund	$–	$866,192	$282,704	$–	$1,148,896

	For Year Ended December 31, 2021
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Fund	$–	$2,835,651	$24,705,833	$27,541,484
Large Company Fund	$–	$2,672,193	$26,842,011	$29,514,204
Balanced Fund	$–	$2,414,119	$4,772,404	$7,186,523
Government Bond Fund	$–	$3,221,768	$–	$3,221,768
West Virginia Municipal Bond Fund	$1,853,582	$33,405	$250,493	$2,137,480
Tactical Opportunity Fund	$–	$3,174,726	$2,254,947	$5,429,673

As of December 31, 2022, the Funds’ most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Net unrealized appreciation (depreciation) on investments	Total
Small Company Fund	$–	$–	$27,913,137	$27,913,137
Large Company Fund	$–	$(21,569)	$153,908,693	$153,887,124
Balanced Fund	$19,971	$633,134	$26,689,053	$27,342,158
Government Bond Fund	$154,599	$(17,089,132)	$(30,023,180)	$(46,957,713)
West Virginia Municipal Bond Fund	$–	$–	$(5,928,336)	$(5,928,336)
Tactical Opportunity Fund	$56,747	$(1,770,456)	$1,635,030	$(78,679)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2022, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$3,493,360	$4,349,990
Tactical Opportunity Fund	$1,625,743	$69,309

48	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

The Funds elect to defer to the year ending December 31, 2023, capital losses recognized during the period November 1, 2022 to December 31, 2022 in the amount of:

Fund Name	Capital Losses
Large Company Fund	$(21,569)
Balanced Fund	$(28,482)
Government Bond Fund	$(9,245,782)
Tactical Opportunity Fund	$(75,404)

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee, accrued daily and paid monthly, equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until February 28, 2024 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Trustees. The Adviser is not entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the period ended June 30, 2023, the Adviser did not waive any fees due to expenses being under the limit.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor. The Funds currently have no active distribution plan pursuant to Rule 12b-1 under the Act.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”, an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Semi-Annual Report | June 30, 2023	49

Notes to Financial Statements
June 30, 2023 (Unaudited)

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Small Company Fund	$23,554,251	$27,457,235
Large Company Fund	41,465,113	50,851,251
Balanced Fund	11,699,802	16,880,327
Government Bond Fund	108,476,616	106,585,370
West Virginia Municipal Bond Fund	5,279,170	6,678,338
Tactical Opportunity Fund	7,830,128	9,136,663

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the year ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Balanced Fund	$3,173,316	$–
Government Bond Fund	32,923,084	7,448,281

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2023, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04. FASB has deferred the sunset date to December 31,2024. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

50	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2023 (Unaudited)

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On July 31, 2023, the Balanced Fund paid a monthly distribution of $0.03106 per share to common shareholders of record as of July 20, 2023.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2023, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2023 to July 31, 2023 totaling $0.00068 and $0.00051 per share, respectively, to common shareholders.

Semi-Annual Report | June 30, 2023	51

Shareholder Expense Example
June 30, 2023 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including managdement fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Fund
Actual Fund Return	$1,000.00	$1,066.20	$6.20	1.21%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.79	$6.06	1.21%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$1,011.00	$6.13	1.23%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.70	$6.16	1.23%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,002.00	$4.96	1.00%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,011.80	$5.44	1.09%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
WesMark Tactical Opportunity Fund
Actual Fund Return	$1,000.00	$1,028.50	$7.09	1.41%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,017.80	$7.05	1.41%
WesMark Large Company Fund
Actual Fund Return	$1,000.00	$1,119.50	$5.78	1.10%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(2)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

52	www.wesmarkfunds.com

Board of Trustees and Trust Officers
June 30, 2023 (Unaudited)

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The WesMark Fund Complex consists of one Investment Company (comprising six portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

Name, Year of Birth, Address* and Date Service Began	Principal Occupations in Past Five Years, other Directorships Held and Previous Positions
Independent Trustees
Lawrence E. Bandi (1954) TRUSTEE Began serving September 2004

Principal Occupations: Retired

Other Directorships: Welty Corporation, St. Vincent’s de Paul Parish School.

Previous Positions: President, Central Catholic High School (Education); President and Chief Executive Officer, Valley National Gases, Inc. (Gas Supplier); Chief Financial Officer & Vice President, West Virginia Northern Community College (Education); VP & CFO MPD Corporation (Hospitality).

Jordan A. Miller, Jr. (1951) TRUSTEE Began serving March 2021

Principal Occupation: Retired

Previous Positions and Directorships: Regional Chairman Fifth Third Bank Central Ohio (National Bank); Regional CEO and President Fifth Third Bank Central Ohio (Commercial, Consumer, and Private banking); Managing Director of Fifth Third Advisor Services (Investment Management); CEO Fifth Third Bank Investments a FINRA registered broker dealer (Investment Management).

Gary J. Madich (1955) TRUSTEE Began serving November 2020

Principal Occupation: Retired

Other Directorships: Managing Director/CEO Global Fixed Income and previously Managing Director/Global CIO Fixed Income, JPMorgan Investment Management (Investment Management); Senior Managing Director/ CIO Fixed Income, Banc One Investment Advisors (Investment Management); Senior Vice President and Senior Portfolio Manager Fixed Income, Federated Investors (Investment Management).

Interested Trustees
J. Christopher Gardill** (1976) CHAIRMAN AND TRUSTEE Began serving August 2015	Principal Occupations: Member, Phillips, Gardill, Kaiser & Altmeyer, PLLC (private law firm). Other Directorships: Board Member, Wheeling Vintage Raceboat Regatta (Private Organization).

*	All Trustees may be reached via the Funds at 1290 Broadway, Suite 1000, Denver, CO, 80203.
**	Mr. Gardill has served as Chairman since February 1, 2022. Mr. Gardill is an interested person due to his affiliation with Phillips, Gardill, Kaiser & Altmeyer, PLLC who serves as legal counsel to WesBanco Inc. and WesBanco Bank. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Gardill was also an independent consultant to the Trust Committee of WesBanco Bank, Inc.

Semi-Annual Report | June 30, 2023	53

Board of Trustees and Trust Officers
June 30, 2023 (Unaudited)

The name, address, age and principal occupations for the past five years of the officers of the Trust are listed below. Each officer serves as an officer of the six fund portfolios that comprise the Trust.

Name, Year of Birth and Address*	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Officers
Scott Love (1976)	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: March 2020	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services. Previous Positions: Vice President of the WesMark Funds.
Jennifer S. Roth (1975)	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Senior Vice President of WesBanco Investment Department and WesBanco Trust and Investment Services; Registered Principal WesBanco Securities, Inc.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019.

Steven Kellas (1966)	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds, Executive Vice President WesBanco Trust and Investment Services.
Todd P. Zerega (1974)	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP.
Ian Kilgour (1994)	VICE PRESIDENT Began serving February 2023

Principal Occupation: Senior Investment Officer - Funds of the WesMark Funds

Previous Positions: Investment Officer/Securities Trader, WesMark Funds, from February 2020 to February 2023; Associate, Sector Trader, Jefferies, LLC. from July 2017 to February 2020.

Nicholas Adams (1983)	ASSISTANT SECRETARY Began Serving: March 2022

Principal Occupation: Principal Legal Counsel SS&C ALPS since 2022.

Previous Positions:  Associate Attorney, Arnold, Newbold, Sollars & Hollins; P.C. from 2020 to 2021; Case Manager/Attorney, Stanziola Estate Law from 2019 to 2020; Compliance Analyst, Empower Retirement from 2014 to 2018.

Scott Fuchs (1969)	ASSISTANT TREASURER Began Serving: August 2022	Principal Occupation: Fund Controller, SS&C ALPS since May 2022. Previous Positions: Vice President at GAMCO Investors, Inc. from May 2016 –April 2021.

54	www.wesmarkfunds.com

Board Review of Advisory Contract
June 30, 2023 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2023 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2023. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and, to the extent applicable, the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In addition, the Board received and considered information concerning the research function of the Adviser that supports its portfolio management teams and discussed the Adviser’s commitment to add additional investment resources. The Board discussed the Funds’ positioning in the marketplace and the Adviser’s execution on the investment strategy for each Fund. The Board concluded it was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may, depending upon the Fund’s investment strategy and positioning in the marketplace, be a useful indicator of how the Adviser is executing on the Fund’s investment program. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

The Board reviewed the one-year and three-year periods of each Fund in comparison to the performance of the average of each Fund’s respective peer group. For the one-year period, the performance of the WesMark West Virginia Municipal Bond Fund was above the average of its respective peer group. The performance of the WesMark Balanced Fund, the WesMark Government Bond Fund, the WesMark Large Company Fund, the WesMark Small Company Fund and the WesMark Tactical Opportunity Fund was below each respective peer group average for the one-year period. For the three-year period, the performance of the WesMark Large Company Fund, the WesMark Small Company Fund and the WesMark West Virginia Municipal Bond Fund was above the average of each respective peer group. The performance of the WesMark Balanced Fund, the WesMark Government Bond Fund and the WesMark Tactical Opportunity Fund was below each respective peer group average for the three-year period. The Board also reviewed the performance of the Funds for the first quarter of 2023. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s capabilities, undertakings and the commitment of the Adviser to provide high quality services to the Funds. The Board will continue to monitor these efforts and performance of the Funds.

Semi-Annual Report | June 30, 2023	55

Board Review of Advisory Contract
June 30, 2023 (Unaudited)

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, for the calendar year ending December 31, 2022, to a peer group including the applicable WesMark Fund compiled by the independent rating organization. The report indicated the gross investment advisory fee for the WesMark Government Bond Fund, WesMark Large Company Fund and the WesMark West Virginia Municipal Bond Fund was above the median for each respective peer group. The gross investment advisory fee for the WesMark Balanced Fund and the WesMark Tactical Opportunity Fund were at the median for each respective peer group, and the gross investment advisory fee for the WesMark Small Company Fund was below the median for its respective peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted each of the Funds is of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that, although the Adviser’s profitability did not seem excessive, the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative and based its decision to approve the Funds’ investment advisory contract with the Adviser on the totality of the circumstances and with a view of past and future long-term considerations. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

56	www.wesmarkfunds.com

Additional Information
June 30, 2023 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-PORT. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2022, 99.39% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2022, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Small Company Fund	42.71%
Large Company Fund	58.81%
Balanced Fund	82.15%
Tactical Opportunity Fund	7.62%

For the year ended December 31, 2022, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Small Company Fund	42.63%
Large Company Fund	59.95%
Balanced Fund	83.46%
Tactical Opportunity Fund	14.10%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Small Company Fund, West Virginia Municipal Bond Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund designated $24,705,833, $250,493, $26,842,011, $4,772,404, and $2,254,947, respectively as long-term capital gain dividends.

Semi-Annual Report | June 30, 2023	57

Glossary of Terms
June 30, 2023 (Unaudited)

Basis points – a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Collateralized Mortgage Obligation – complex mortgage backed securities that allocate payments and prepayments from an underlying mortgage pools among holders of different classes or tranches of the CMO.

Commercial Mortgage Securities (CMBS) – fixed-income investment products that are backed by mortgages on commercial properties rather than residential real estate.

Consumer Price Index (CPI) – a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Covered call – an options strategy where an investor holds a long position in an asset and writes (sells) call options on that same asset to generate an income stream.

Duration – a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Fannie Mae and Freddie Mac – government sponsored entities that receive support through federal subsidies, loan or other benefits.

Floating rate debt – a debt instrument with a variable interest rate.

HFRI Fund of Funds Composite Index – The Hedge Fund Research, Inc. (HFRI) Fund of Funds Composite Index is an equal weighted index that consists of over 800 constituent hedge funds, including both domestic and offshore funds.

LIBOR – London Interbank Offered Rate – a benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans.

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Mortgage Backed Securities – a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Mortgage Pool – a group of mortgages with similar interest rates and maturity dates “pooled together” for the issuance of a mortgage-backed security. Some mortgage-backed securities issued by Fannie Mae, Freddie Mac and Ginnie Mae are known as “pools” themselves. These are the simplest form of mortgage-backed security.

MSCI All World index – The MSCI All World Index captures large and mid-c stocks across 23 developed and 27 emerging markets.

MSCI EAFA Index – The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada.

MSCI Emerging Markets Index – The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets (EM) countries.

Options – a contract which offers the buyer the right, but not the obligation, to buy (call option) or sell (put option) the underlying asset at an agreed-upon price during a certain period of time or on a specific date.

Russell 2000 Index – an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P 500 – a market-capitalization-weighted index of the 500 largest publicly-traded companies in the U.S.

58	www.wesmarkfunds.com

Glossary of Terms
June 30, 2023 (Unaudited)

S&P 600 – An index of small-cap stocks managed by Standard and Poor’s. The S&P 600 SmallCap Index covers a broad range of small cap stocks in the United States. The index is weighted according to market capitalization and covers about 3-4% of the total market for equities in the United States.

VIX Index – The Volatility Index, or VIX, is a real-time market index created by the Chicago Board Options Exchange (CBOE) that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

Yield – the income return on an investment, such as the interest or dividends received from holding a particular security.

Yield curve – a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Yield spread – the difference between yields on differing debt instruments of varying maturities, credit ratings and risk, calculated by deducting the yield of one instrument from another.

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business,financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Credit rating firms, such as Standard & Poor’s and Moody’s, use different designations consisting of upper- and lower-case letters ‘A’ and ‘B’ to identify a bond’s credit quality rating. ‘AAA’ and ‘AA’ (high credit quality) and ‘A’ and ‘BBB’ (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations (‘BB’, ‘B’, ‘CCC’, etc.) are considered low credit quality, and are commonly referred to as “junk bonds.”

Semi-Annual Report | June 30, 2023	59

WesMark Funds℠

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

Must be accompanied or preceded by a Prospectus.

WMK000578

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)
Date	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Scott Love
Scott Love President and Chief Executive Officer (Principal Executive Officer)
Date	September 5, 2023

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	September 5, 2023